Consolidated Balance Sheet - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 972	$ 27,720
Prepaid expenses		24,898
Deferred offering costs
Total Current Assets	158,008	52,618
FIXED ASSETS
Cash held in Trust Account	1,293,496	27,637,300
OTHER ASSETS
TOTAL ASSETS	1,451,504	27,689,918
CURRENT LIABILITIES
Accounts payable-related party	397,294	165,912
Accrued expenses	774,904	501,314
Non-redemption liability	6,025,173	4,028,008
Note payable-related party	125,000	125,000
Working Capital Loans	1,685,872	1,115,000
Total Current Liabilities	9,269,763	6,162,507
Derivative warrant liabilities	238,244	119,123
TOTAL LIABILITIES	9,508,007	6,281,630
COMMITMENTS AND CONTINGENCIES (NOTE 3)
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 110,866 and 2,481,485 shares at $11.67 and $11.14 per share redemption value at December 31, 2025 and 2024, respectively	1,293,496	27,637,300
STOCKHOLDERS’ EQUITY
Preferred stock, value
Additional paid-in capital	205,815
Accumulated deficit	(9,556,345)	(6,229,543)
Total Stockholders’ Equity	(9,349,999)	(6,229,012)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	1,451,504	27,689,918
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
CURRENT LIABILITIES
Class A Ordinary Shares subject to possible redemption, $0.0001 par value; 110,866 and 2,481,485 shares at $11.67 and $11.14 per share redemption value at December 31, 2025 and 2024, respectively	1,293,496	27,637,300
STOCKHOLDERS’ EQUITY
Common stock, value	320	320
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
STOCKHOLDERS’ EQUITY
Common stock, value	211	211
Compass Digital Acquisition Corp [Member] | Related Party [Member]
CURRENT ASSETS
Due from sponsor	157,036
CURRENT LIABILITIES
Polar Capital Investment payable – related party	261,520	227,273
Titan Holdings Corp [Member]
OTHER ASSETS
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable-related party	6,576
Total Current Liabilities	6,576
TOTAL LIABILITIES	6,576
COMMITMENTS AND CONTINGENCIES (NOTE 3)
STOCKHOLDERS’ EQUITY
Common stock, value
Subscription receivable	(100)
Additional paid-in capital	100
Accumulated deficit	(6,576)
Total Stockholders’ Equity	(6,576)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY
Key Mining Corp [Member]
CURRENT ASSETS
Cash and cash equivalents	157,117	650,969
Deposits and prepaids	119,570	161,553
Deferred offering costs		122,789
Total Current Assets	276,687	935,310
FIXED ASSETS
Property and equipment, net	33,411	125,130
Total Fixed Assets	33,411	125,130
OTHER ASSETS
Mineral interests	2,913,634	3,000,277
Vat tax credits	459,957	381,459
Total Other Assets	3,373,591	3,381,736
TOTAL ASSETS	3,683,689	4,442,176
CURRENT LIABILITIES
Accounts payable-related party	70,000
Accounts payable and accrued liabilities	827,937	838,402
Deferred officer’s and directors’ fees	177,500
Note payable-related party	17,500
Warrant liability		122,789
Total Current Liabilities	1,092,937	961,191
TOTAL LIABILITIES	1,092,937	961,191
COMMITMENTS AND CONTINGENCIES (NOTE 3)
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value	91,118	77,222
Additional paid-in capital	18,820,447	15,867,685
Accumulated deficit	(16,620,813)	(14,223,419)
Stock and warrants to be issued	300,000	1,759,497
Total Stockholders’ Equity	2,590,751	3,480,985
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 3,683,689	$ 4,442,176